RECLASSIFICATION AND RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
RECLASSIFICATION AND RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

2. RECLASSIFICATION AND RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Reclassification of the cash flows from selling digital assets in the consolidated statements of cash flows for the previous years.

In the previously issued consolidated statement of cash flow, we inappropriately classified the cash received from selling digital assets as cash flows generated from operating activities, as we did not distinguish in detail our intention to hold different digital assets, and therefore broadly classified the cash flows generated from digital asset transactions as cash flows generated from operating activities. From a specific perspective, the digital assets we previously sold belong to general investment digital assets, and the cash flow generated from this transaction is more appropriately classified as cash flow generated from investment activities. We have reclassified the cash flows from selling digital assets in the revised consolidated statements of cash flows.

The following tables present the effects of correcting these changes on the Company’s financial statements for the year ended December 31, 2022.

	For the year ended December 31, 2022
Consolidated Statements of Cash Flows	As previously reported	Adjustment	As restated
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Disposal of digital assets	998,902	(998,902)	—
Loss from disposal of intangible assets	—	29,968	29,968
Net cash (used in)/provided by continuing operations	(582,423)	(968,934)	(1,551,357)
Net cash (used in)/provided by operations activities	(582,423)	(968,934)	(1,551,357)

Cash flows from investing activities:
Disposal of digital assets	—	968,934	968,934
Net cash (used in)/provided by continuing operations	(32,222)	968,934	936,712
Net cash (used in)/provided by investing activities	(32,222)	968,934	936,712

Restatement of the number of ordinary shares amounts in consolidated statements of Changes in Shareholders’ Equity to retroactively present our 1-for-400 share consolidation in February 2023 back to the earliest period presented as stipulated in SAB 4C.

On December 29, 2022, the Company’s Board of Directors approved the proposal on the share consolidation to the authorized share capital (the “Share Consolidation”) at a ratio of four hundred (400)-for-one (1) with the par value of each ordinary share changed to US$0.004 per ordinary share, which has been effective on February 28, 2023.

As SAB 4C, changes to a stock dividend, stock split or reverse split in the capital structure must be given retroactive effect in the balance sheet. An appropriately cross-referenced note should disclose the retroactive treatment, explain the change made and state the date the change became effective.

We have revised the number of ordinary shares amounts in the revised consolidated statements of Changes in Shareholders’ Equity for the year ended December 31, 2022 and 2021, to retroactively present our 1-for-400 share consolidation in February 2023 back to the earliest period presented as stipulated in SAB 4C.

Correction of the impact of the disposal of subsidiaries on cumulative other comprehensive loss in the Consolidated Statements of Changes in Shareholders’ Equity for the year ended December 31, 2022.

In the previously issued Consolidated Statements of Changes in Shareholders’ Equity for the year ended December 31, 2022, we did not accurately separately disclose the impact of selling subsidiaries on cumulative other comprehensive loss. Therefore, in the accompanying Consolidated Statements of Changes in Shareholders’ Equity for the year ended December 31, 2022, we have made corrections to this. Please see Page 7, the Company’s Consolidated Statements of Operations, and Page F-9, the Company’s Consolidated Statements of Changes in Shareholders’ Equity for the year ended December 31, 2022.